Deferred tax	6 Months Ended
Dec. 31, 2023
Deferred tax
Deferred tax

18Deferred tax

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Net deferred tax liability	(924)	(3,304)	(2,413)

The movements in the net deferred tax liability are as follows:

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
At the beginning of the period	(3,304)	(7,402)	(7,402)
Credited to the statement of profit or loss (Note 11)	1,038	4,801	5,408
Credited/(expensed) to other comprehensive income (Note 11)	1,342	(1,018)	(419)
Credit relating to share-based payments	—	315	—
At the end of the period	(924)	(3,304)	(2,413)

Group profits are subject to both UK and US corporate tax. The current US federal corporate income tax rate is 21% compared to the substantively enacted UK corporation tax rate of 25%. As the UK corporation tax rate is higher than the US federal corporate income tax rate, it is forecast that all future US cash tax will be sheltered by foreign tax credits derived from UK tax paid. A potential US deferred tax asset at the period end has therefore not been recognised as it is not forecast to give rise to a future economic benefit. Future increases in the US federal corporate income tax rate could result in the recognition of the US deferred tax asset.

Significant estimates – recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax, advice on their interpretation and potential future business planning. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.